Notes Receivable	12 Months Ended
Sep. 30, 2025
Notes Receivable [Abstract]
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

Notes receivable were $477,106 and $237,092 as of September 30, 2025 and 2024, respectively. Notes receivables relate to commercial notes issued by banks for outstanding balances from customers. The balances will be released to the Company on maturity date and are interest free.